LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Deferred Gain on Sale of Property	225,000	410,268
Total Dollars	13,141,405
Due to Related Parties	6,986,756	6,475,004
Total Recorded Investment	38,990,435	20,716,966
Loans and Leases Receivable, Nonperforming, Accrual of Interest	4,424,388
Related Allowance	1,547,657	1,996,935
Year to Date Interest Income Recognized	1,850,050	792,725
Reserve For Allowance For Loan Losses	300,000
Other Real Estate, Additions	415,995	187,891
Financing Receivable Troubled Debt Restructuring [Member]
Financing Receivable, Modifications, Recorded Investment		11,113,326
Financing Receivable Modifications Recorded Investment Percentage	100.00%	93.30%
Investment Income, Interest	220,326	524,397
Related Allowance	0	300,000
Year to Date Interest Income Recognized	220,326	524,397
Commercial Real Estate [Member]
Loans and Leases Receivable, Allowance Percentage	80.00%
Total Loan Receivables	419,667,312	370,383,885
Tdr Loan Transferred Two	111,299
Total Recorded Investment	21,618,890	7,998,006
Related Allowance	785,878	423,093
Year to Date Interest Income Recognized	1,119,715	375,203
Other Real Estate, Additions	382,500
Commercial Loan [Member]
Loans and Leases Receivable, Allowance Percentage	15.00%
Total Loan Receivables	88,157,606	101,968,056
Debt Maturity Period	3 to 20 years
Credit Quality Indicator	Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated.
Total Recorded Investment	8,778,681	8,798,072
Related Allowance	353,883	1,318,502
Year to Date Interest Income Recognized	284,095	314,216
Other Real Estate, Additions		111,299
Percentage status of loan in portfolio	5.00%	5.00%
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Debt Maturity Period	10 to 30 Years
Total Recorded Investment	3,367,827	618,206
Related Allowance	403,475	113,000
Year to Date Interest Income Recognized	157,595	10,294
Foreclosed Real Estate [Member]
Loans and Leases Receivable, Allowance Percentage	1.09%	1.07%
Total Loan Receivables	8,246,957	7,655,041
Notes, Loans and Financing Receivable, Gross, Current	1,454,757	2,356,196
Two Commercial Equipment Loans [Member]
Other Real Estate, Additions		76,592
Eight Commercial Real Estate Loans [Member]
Other Real Estate, Additions	3,212,894
Three Residential First Mortgages [Member]
Other Real Estate, Additions	1,419,657
Nonaccrual Loans With No Impairment [Member]
Total Dollars	11,371,542	4,193,893
Interest Due To Debt	443,856	172,399
Nonaccrual Loans With Impairment [Member]
Total Dollars	1,769,863	5,316,724
Interest Due To Debt	$ 182,106	$ 242,705